UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2014

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2014

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family: the PMC Core Fixed Income Fund and PMC Diversified Equity Fund (together “PMC Funds”). This report covers the six-month period ended February 28, 2014, as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2014 contained several important highlights that impacted both the overall U.S. economy as well as the broad equity and fixed income markets. In October 2013, the federal government shutdown as a result of the budget impasse in Washington was noteworthy for both negative and positive reasons. From a negative perspective, the shutdown further dampened already lackluster economic growth. However, the shutdown also had a positive outcome, as the general outcry from voters has seemed to chasten lawmakers, who have since made it a point to avoid the brinksmanship of previous debt ceiling and budget negotiations.

Another important 2013 milestone was the decision of the Federal Open Market Committee (“FOMC”) to begin tapering its asset purchase program in December. The monthly purchases were initially reduced from $85 billion to $75 billion, and the FOMC has since made additional cuts to the program, and has indicated that the program may end completely by the end of 2014. Perhaps more importantly to market analysts, the FOMC has significantly changed its forward interest rate guidance by eliminating the previous unemployment rate and inflation rate thresholds that would trigger interest rate increases. The FOMC will no longer look to an unemployment rate below 6.5% and an inflation rate of above 2.5% to indicate a rise in short-term rates.

Finally, extraordinarily severe winter weather gripped much of the country, creating short-term distortions in economic data, and perhaps postponing a material acceleration in the economy. Among the various segments of the economy, housing’s recovery has slowed somewhat as mortgage rates have crept higher. The employment situation remains sluggish, but economists anticipate an improvement in hiring in the coming months. Looking ahead, the consensus among economists is that the economy should accelerate heading into the second half of this year, with employment making significant gains into 2015.

With the FOMC tapping the brakes on its monetary stimulus, yields on Treasury securities initially rose during the past six months, with the 10-year U.S. Treasury reaching a high of 3.04% on December 31, 2013. However, concerns about tapering’s impact on emerging economies and geopolitical tensions with Russia created a flight-to-quality environment in which yields declined through much of the first quarter of 2014, so that the 10-year Treasury yield ended February 28, 2014 at 2.66%.

Equity market performance was strong over the past six months, but not without experiencing volatility. The final four months of 2013 were fairly consistent, with major indices posting positive returns in each month. However, January brought a bout of profit-taking, fears of an emerging markets meltdown, and harsh winter weather, all of which combined to cause a severe drop in equity prices during the month. Markets quickly regained their footing in February, recovering most, if not all, of the losses suffered in January. With this environment as a backdrop, the MSCI World Index (global all-capitalization) posted a total return of 14.92% for the six months ended February 28, 2014. In the fixed income asset class, despite a landscape in which Treasury securities were little changed, the Barclays U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, managed to deliver a positive total return of 2.84% over the six months ended February 28, 2014.

As discussed in more detail below, the PMC Funds benefited from the economic and financial market recovery with each of the two funds posting positive returns over the six-month period.

Cumulative Total Returns as of February 28, 2014*

*Unannualized Except for Since Inception data

Fund	Three Months	Six Months	One Year	Since Inception	Inception Date	Net Expense Ratio**	Gross Expense Ratio
PMC Diversified Equity Fund	3.26%	14.85%	22.57%	14.13%	8-26-09	1.40%	1.47%
MSCI World Index	3.37%	14.92%	22.34%	13.01%
PMC Core Fixed Income Fund	1.78%	3.65%	-0.09%	6.40%	9-28-07	1.00%	1.43%
Barclays Capital Aggregate Bond Index	1.44%	2.84%	0.15%	5.08%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please call 888-612-9300. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

**	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that Total Annual Fund Operating Expenses (exclusive generally of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the PMC Diversified Equity Fund’s average net assets through December 31, 2014 and 1.00% of the PMC Core Fixed Income Fund’s average net assets through December 31, 2014, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees it waived and Fund expenses it paid.

PMC	Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by five institutional investment managers: Mellon Capital Management Corporation (Large Cap Growth); Loomis, Sayles & Company, L.P. (Large Cap Value); Delaware Investment Fund Advisers (Small Cap Core); Neuberger Berman Management LLC (International ADR); and William Blair & Co., LLC (Global Overlay). The Fund performed well in the six months ended February 28, 2014, generating a return of +14.85%, in line with the performance of the benchmark MSCI World Index, which posted a return of +14.92%.

PMC	Core Fixed Income Fund

The PMC Core Fixed Income Fund performed very well on a relative basis over the six-month period ended February 28, 2014. During this period, the Fund posted a return of +3.65%, besting the benchmark’s return of +2.84%. Strategies employed by the Fund’s sub-advisers, Neuberger Berman Fixed Income LLC, Schroder Investment Management North America, Inc., and William Blair & Co., LLC, benefited from the improving economic environment over the past six months. Under these conditions, credit spreads narrowed slightly, meaning fixed-income securities other than U.S. Treasury obligations performed reasonably well on a relative basis. Each of the Fund’s sub-advisers has been opportunistic in identifying market segments and individual credits that have provided strong relative performance. The portfolios of both Neuberger Berman and Schroder have underweighted Treasurys, and have been overweight the various sectors the sub-advisers perceive as offering the best return/risk profile, including investment-grade, high yield and mortgage-backed securities.

Envestnet	Asset Management

The views in this report were those of the PMC Funds’ Adviser and the investment sub-advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Equity Fund (each a “Fund”, together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/13–2/28/14).

Actual	Expenses

The first lines of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Expenses Paid During Period 9/1/13–2/28/14*
PMC Core Fixed Income Fund
Actual	$1,000.00	$1,036.50	$5.05
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
PMC Diversified Equity Fund
Actual	1,000.00	1,148.50	7.46
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.40% for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below.

Average Annual Returns as of February 28, 2014

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Bond Index
One Year	(0.09)%	0.15%
Five Year	6.77%	5.13%
Since Inception (9/28/07)	6.40%	5.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below.

Average Annual Returns as of February 28, 2014

	PMC Diversified Equity Fund	MSCI World Index
One Year	22.57%	22.34%
Three Year	10.98%	10.44%
Since Inception (8/26/09)	14.13%	13.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited)

	Principal Amount	Value
Asset Backed Securities—8.75%
Accredited Mortgage Loan Trust
2005-3, 0.606%, 09/25/2035	$148,000	$140,911
Aegis Asset Backed Securities Trust
2005-1, 0.981%, 03/25/2035	170,000	151,366
American Airlines Class A Pass Through Trust
2013-2, 4.950%, 07/15/2024(a)	252,304	269,966
American Credit Acceptance Receivables Trust
2012-2 A, 1.890%, 07/15/2016(a)	26,995	27,079
2012-3 A, 1.640%, 11/15/2016(a)	42,473	42,504
2013-1 A, 1.450%, 04/16/2018(a)	71,205	71,095
American Express Credit Account Master Trust
2013-1 A, 0.575%, 02/16/2021	500,000	502,492
AmeriCredit Automobile Receivables Trust
2012-5 B, 1.120%, 11/08/2017	90,000	90,139
2012-4 B, 1.310%, 11/08/2017	60,000	60,202
C, 2.290%, 11/08/2019	260,000	262,786
Ameriquest Asset-Backed Pass-Through Certificate
2004-R2, 0.846%, 04/25/2034	255,847	243,388
Ameriquest Mortgage Securities Inc.
2003-10, 0.916%, 12/25/2033	216,542	209,577
Carfinance Capital Auto Trust
A, 1.750%, 11/15/2017(a)	50,580	50,619
Carmax Auto Owner Trust
2013-4, 2.600%, 04/15/2020	70,000	70,720
Carrington Mortgage Loan Trust
2005-OPT2, 0.806%, 05/25/2035	100,000	85,412
2006-RFC1, 0.306%, 06/25/2035	291,575	271,292
2005-NC3, 0.616%, 06/25/2035	310,000	283,422
2005-NC5, 0.636%, 10/25/2035	280,000	235,200
Centex Home Equity Loan Trust
2004-A, 0.756%, 01/25/2034	312,881	288,113
Chase Issuance Trust
2013-2A, 0.255%, 02/15/2017	115,000	114,985
2013-8A, 1.010%, 10/15/2018	225,000	225,709
2014-1A, 1.150%, 01/15/2019	150,000	150,685
2007-2A, 0.205%, 04/15/2019	335,000	333,226
Citibank Credit Card Issuance Trust
2013-A6, 1.320%, 09/07/2018	240,000	242,818
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.636%, 05/25/2035	325,000	263,479
M-1, 0.906%, 06/25/2035(a)	114,000	109,577
CLI Funding V LLC
2013-2, 3.220%, 06/18/2028(a)	125,280	124,808
Cronos Containers Program Ltd.
2012-2, 3.810%, 09/18/2027(a)	214,583	216,959
EquiFirst Mortgage Loan Trust
2003-2, 1.280%, 09/25/2033	315,634	310,957
Exeter Automobile Receivables Trust
2014-1, 1.290%, 05/15/2018(a)	165,000	165,270
Fieldstone Mortgage Investment Trust
2005-1, 1.281%, 03/25/2035	200,000	158,831

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust
2005-FF1, 0.891%, 12/25/2034	$255,993	$241,048
2004-FFH4, 1.731%, 01/25/2035	95,000	90,624
Flagship Credit Auto Trust
2013-1, 1.320%, 04/16/2018(a)	214,924	214,795
2013-2, 1.940%, 01/15/2019(a)	128,575	128,711
GE Capital Credit Card Master Note Trust
2012-7, 1.760%, 09/15/2022	280,000	271,520
GE Equipmenet Transportation LLC
2013-2, 0.920%, 09/25/2017	170,000	170,535
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028(a)	242,917	239,750
Hertz Fleet Lease Funding LP
2013-3, 0.711%, 12/10/2027(a)	160,000	160,356
Home Equity Mortgage Trust
2004-5, 1.756%, 02/25/2035	99,514	91,177
JP Morgan Mortgage Acquisition Trust
2006-CW1, 0.306%, 05/25/2036	246,327	242,975
MASTR Asset Backed Securities Trust
2006-HE1, 0.446%, 01/25/2036	330,000	295,270
Morgan Stanley ABS Capital I, Inc. Trust
2004-HE6, 0.981%, 08/25/2034	240,000	221,086
2005-HE3, 1.131%, 07/25/2035	320,000	273,794
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.281%, 05/25/2032	220,548	208,568
Newcastle Mortgage Securities Trust
A-4, 0.436%, 03/25/2036	180,000	171,280
RAMP Trust
M-4, 0.716%, 03/25/2035	330,000	288,004
2006-RZ1, 0.556%, 03/25/2036	330,000	294,633
RASC Trust
M-5, 0.806%, 07/25/2035	325,000	278,015
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	85,000	84,777
2013-5, 2.250%, 06/17/2019	315,000	317,580
2014-1, 2.360%, 04/15/2020	305,000	306,940
SNAAC Auto Receivables Trust
2012-1, 1.780%, 06/15/2016(a)	2,223	2,225
Structured Asset Investment Loan Trust
2004-6, 0.956%, 07/25/2034	287,154	272,184
2004-8, 1.056%, 09/25/2034	210,000	200,714
2005-3, 0.816%, 04/25/2035	359,000	316,705
Structured Asset Securities Corp Mortgage Loan Trust
2005-NC2 M3, 0.586%, 05/25/2035	155,000	145,963
2006-AM1 A4, 0.316%, 04/25/2036	211,909	198,391
TAL Advantage V LLC
2013-2, 3.550%, 11/20/2038(a)	297,375	300,271
2014-1, 3.510%, 02/20/2039(a)	166,000	166,856
Textainer Marine Containers III Ltd.
2013-1, 3.900%, 09/20/2038(a)	144,708	147,990
United Airlines Pass Through Trust
2007-1 A, 6.636%, 01/02/2024	301,119	326,901
US Airways Pass Through Trust
2012-2 A, 4.625%, 12/03/2026	134,537	140,591

Total Asset Backed Securities (Cost $12,227,938)		12,583,816

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Corporate Bonds—17.41%
Accommodation—0.13%
Leucadia National Corp.
5.500%, 10/18/2023	$180,000	$189,676

Ambulatory Health Care Services—0.05%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,081

Apparel Manufacturing—0.07%
PVH Corp.
4.500%, 12/15/2022	100,000	99,000

Beverage and Tobacco Product Manufacturing—0.38%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	110,202
9.950%, 11/10/2038	177,000	281,583
Lorillard Tobacco Co.
8.125%, 06/23/2019	35,000	43,694
Reynolds American, Inc.
3.250%, 11/01/2022	90,000	85,702
7.250%, 06/15/2037	25,000	30,848

		552,029

Broadcasting (except Internet)—0.63%
Comcast Corp.
4.750%, 03/01/2044	70,000	71,450
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	104,187
DIRECTV Holidngs LLC
5.150%, 03/15/2042	305,000	288,517
Discovery Communications LLC
4.875%, 04/01/2043	115,000	111,920
NBCUniversal Media LLC
6.400%, 04/30/2040	75,000	91,971
Univision Communications, Inc.
7.875%, 11/01/2020(a)	75,000	83,437
Viacom, Inc.
5.850%, 09/01/2043	145,000	159,693

		911,175

Chemical Manufacturing—0.13%
AbbVie, Inc.
2.900%, 11/06/2022	190,000	183,816

Clothing and Clothing Accessories Stores—0.19%
Nordstrom, Inc.
5.000%, 01/15/2044(a)	255,000	266,602

Computer and Electronic Product Manufacturing—0.64%
Apple, Inc.
2.400%, 05/03/2023	230,000	213,138
Hewlett-Packard Co.
4.650%, 12/09/2021	95,000	101,002
Juniper Networks, Inc.
4.500%, 03/15/2024	160,000	160,573

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
L-3 Communications Corp.
3.950%, 11/15/2016	$160,000	$170,397
Xerox Corp.
2.750%, 03/15/2019	275,000	278,663

		923,773

Credit Intermediation and Related Activities—2.58%
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	82,800
Bank of America Corp.
5.200%, 12/29/2049	390,000	368,550
Cit Group, Inc.
4.250%, 08/15/2017	160,000	168,400
Citigroup, Inc.
2.650%, 03/02/2015	100,000	102,001
6.675%, 09/13/2043	105,000	124,446
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	202,876
4.375%, 08/06/2023	200,000	207,662
General Electric Capital Corp.
5.250%, 06/29/2049	485,000	478,331
6.250%, 12/15/2049	160,000	172,334
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	38,027
JPMorgan Chase & Co.
1.350%, 02/15/2017	355,000	356,733
3.250%, 09/23/2022	385,000	379,474
4.850%, 02/01/2044	285,000	293,605
M&T Bank Corp.
6.450%, 12/29/2049	575,000	597,281
SLM Corp.
6.000%, 01/25/2017	130,000	142,513

		3,715,033

Educational Services—0.05%
The George Washinton University
3.485%, 09/15/2022	75,000	73,640

Electrical Equipment, Appliance, and Component Manufacturing—0.06%
NCR Corp.
6.375%, 12/15/2023(a)	85,000	91,375

Food and Beverage Stores—0.20%
The Kroger Co.
5.000%, 04/15/2042	100,000	100,570
5.150%, 08/01/2043	180,000	186,016

		286,586

Food Manufacturing—0.04%
Tyson Foods, Inc.
4.500%, 06/15/2022	55,000	57,197

Food Services and Drinking Places—0.01%
Yum! Brands, Inc.
6.875%, 11/15/2037	7,000	8,465

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Funds, Trusts, and Other Financial Vehicles—2.47%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023	$310,000	$300,462
American Tower Corp.
3.400%, 02/15/2019	310,000	322,360
5.000%, 02/15/2024	155,000	162,357
ARC Properties Operating Partnership LP
4.600%, 02/06/2024(a)	260,000	261,109
Boston Properties LP
3.125%, 09/01/2023	75,000	71,027
DuPont Fabros Technology LP
5.875%, 09/15/2021	150,000	159,000
EPR Properties
5.750%, 08/15/2022	225,000	239,581
Glencore Funding LLC
1.700%, 05/27/2016(a)	580,000	584,050
Health Care REIT, Inc.
4.125%, 04/01/2019	200,000	213,718
5.250%, 01/15/2022	385,000	424,397
Icahn Enterprises LP
4.875%, 03/15/2019(a)	105,000	107,362
Pemex Project Funding Master Trust
6.625%, 06/15/2035	265,000	291,569
Ventas Realty LP
2.700%, 04/01/2020	430,000	422,491

		3,559,483

General Merchandise Stores—0.14%
Macy’s Retail Holdings, Inc.
2.875%, 02/15/2023	130,000	121,657
6.700%, 07/15/2034	65,000	78,901

		200,558

Insurance Carriers and Related Activities—1.36%
CNA Financial Corp.
7.350%, 11/15/2019	55,000	68,440
Humana, Inc.
7.200%, 06/15/2018	35,000	42,048
ING US, Inc.
5.500%, 07/15/2022	225,000	252,081
5.650%, 05/15/2053	335,000	329,975
Liberty Mutual Group
6.500%, 05/01/2042(a)	55,000	64,489
Prudential Financial, Inc.
4.750%, 09/17/2015	65,000	69,018
5.875%, 09/15/2042	545,000	569,525
5.200%, 03/15/2044	155,000	154,225
The Allstate Corp.
5.750%, 08/15/2053	160,000	166,716
WellPoint, Inc.
4.650%, 01/15/2043	240,000	234,706

		1,951,223

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Machinery Manufacturing—0.20%
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019	$105,000	$111,825
General Electric Capital Corp.
1.000%, 12/11/2015	115,000	116,091
Terex Corp.
6.500%, 04/01/2020	55,000	59,812

		287,728

Merchant Wholesalers, Nondurable Goods—0.10%
Express Scripts Holding Co.
6.125%, 11/15/2041	120,000	142,725

Mining (except Oil and Gas)—0.14%
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023	210,000	203,606

Miscellaneous Manufacturing—0.18%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,959
4.125%, 10/01/2023	125,000	127,033

		253,992

Motion Picture and Sound Recording Industries—0.06%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	91,885

Motor Vehicle and Parts Dealers—0.04%
AutoZone, Inc.
2.875%, 01/15/2023	60,000	56,006

Oil and Gas Extraction—0.28%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	268,233
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	89,827
6.000%, 03/01/2041	40,000	46,142

		404,202

Petroleum and Coal Products Manufacturing—0.23%
Chevron Corp.
3.191%, 06/24/2023	175,000	174,379
Marathon Oil Corp.
2.800%, 11/01/2022	165,000	156,256

		330,635

Pipeline Transportation—0.74%
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	258,722
6.500%, 02/01/2042	200,000	224,704
Kinder Morgan Energy Partners LP
2.650%, 02/01/2019	75,000	75,527
3.500%, 09/01/2023	145,000	137,286
6.500%, 09/01/2039	325,000	367,255

		1,063,494

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Professional, Scientific, and Technical Services—0.04%
APX Group, Inc.
6.375%, 12/01/2019	$60,000	$62,175

Publishing Industries (except Internet)—0.15%
Oracle Corp.
2.500%, 10/15/2022	235,000	221,764

Real Estate—0.27%
Digital Realty Trust LP
5.875%, 02/01/2020	215,000	239,154
5.250%, 03/15/2021	55,000	58,190
Piedmont Operating Partnership LP
3.400%, 06/01/2023	90,000	83,580

		380,924

Rental and Leasing Services—0.04%
Air Lease Corp.
3.375%, 01/15/2019	60,000	61,050

Repair and Maintenance—0.07%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	98,388

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—3.52%
Bank of America Corp.
1.500%, 10/09/2015	160,000	161,770
3.300%, 01/11/2023	830,000	809,088
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,172
Fifth Street Finance Corp.
4.875%, 03/01/2019	295,000	299,016
Jefferies Group LLC
5.125%, 01/20/2023	400,000	427,614
JPMorgan Chase & Co.
6.000%, 12/29/2049	540,000	540,000
Morgan Stanley
2.125%, 04/25/2018	305,000	307,029
5.625%, 09/23/2019	410,000	471,497
3.750%, 02/25/2023	645,000	645,234
6.375%, 07/24/2042	75,000	92,641
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	275,000	283,219
2.375%, 01/22/2018	290,000	294,292
5.750%, 01/24/2022	75,000	85,788
1.833%, 11/29/2023	275,000	281,314
4.000%, 03/03/2024	290,000	290,828

		5,059,502

Support Activities for Mining—0.18%
Rowan Cos., Inc.
5.400%, 12/01/2042	175,000	166,621
5.850%, 01/15/2044	95,000	96,041

		262,662

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Telecommunications—1.40%
Qwest Corp.
6.750%, 12/01/2021	$365,000	$413,419
Verizon Communications, Inc.
3.650%, 09/14/2018	585,000	624,032
6.550%, 09/15/2043	795,000	976,758

		2,014,209

Transportation Equipment Manufacturing—0.18%
Delphi Corp.
4.150%, 03/15/2024	145,000	145,802
General Motors Co.
3.500%, 10/02/2018(a)	110,000	114,125

		259,927

Utilities—0.40%
CMS Energy Corp.
4.875%, 03/01/2044	105,000	107,569
Exelon Generation Co. LLC
4.000%, 10/01/2020	235,000	240,638
NiSource Finance Corp.
4.800%, 02/15/2044	85,000	81,843
Williams Partners LP
5.400%, 03/04/2044	145,000	147,133

		577,183

Water Transportation—0.06%
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	80,000	80,000

Total Corporate Bonds (Cost $24,327,561)		25,046,769

Foreign Corporate Bonds—7.89%
Abbey National Treasury Services PLC
3.050%, 08/23/2018	125,000	130,327
Agrium, Inc.
3.150%, 10/01/2022	50,000	47,341
3.500%, 06/01/2023	75,000	72,320
Aircastle Ltd.
6.750%, 04/15/2017	105,000	117,862
ArcelorMittal
4.250%, 02/25/2015	90,000	92,362
6.125%, 06/01/2018	445,000	491,169
Bank of Montreal
1.950%, 01/30/2017(a)	250,000	257,532
Bank of Nova Scotia
2.150%, 08/03/2016(a)	280,000	288,934
Barclays Bank PLC
6.750%, 05/22/2019	100,000	121,213
Barclays PLC
8.250%, 12/15/2048	400,000	427,244
Barrick Gold Corp.
4.100%, 05/01/2023	285,000	273,301
BBVA Banco Continental SA
3.250%, 04/08/2018(a)	120,000	120,750

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	$90,000	$95,459
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016(a)	455,000	474,143
Cementos Pacasmayo SAA
4.500%, 02/08/2023(a)	110,000	101,888
Cogeco Cable, Inc.
4.875%, 05/01/2020(a)	150,000	150,563
Comision Federal de Electricid
4.875%, 01/15/2024(a)	375,000	380,625
Credit Suisse AG
1.625%, 03/06/2015(a)	200,000	202,481
Danske Bank A/S
3.875%, 04/14/2016(a)	200,000	211,494
Deutsche Annington Finance BV
3.200%, 10/02/2017(a)	230,000	236,107
Eksportfinans ASA
3.000%, 11/17/2014	155,000	155,969
Electricite de France SA
5.625%, 12/29/2049(a)	190,000	191,947
5.250%, 01/29/2050(a)	290,000	292,755
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	228,375
Hyundai Capital Services, Inc.
3.500%, 09/13/2017(a)	200,000	210,846
Intesa Sanpaolo SpA
2.375%, 01/13/2017	285,000	285,891
Kinross Gold Corp.
5.950%, 03/15/2024(a)	435,000	437,033
Lukoil International Finance BV
4.563%, 04/24/2023(a)	200,000	187,250
LYP International Finance BV
4.875%, 03/15/2044	280,000	281,073
Marfrig Holding Europe BV
9.875%, 07/24/2017(a)	200,000	205,000
MEG Energy Corp.
7.000%, 03/31/2024(a)	80,000	84,200
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015(a)	200,000	201,044
2.000%, 02/05/2019(a)	200,000	199,761
Odebrecht Offshore Drilling Finance Ltd.
6.750%, 10/01/2022(a)	196,920	203,074
Orange SA
5.375%, 01/13/2042	30,000	30,714
5.500%, 02/06/2044	195,000	201,961
Petrobras Global Finance BV
3.000%, 01/15/2019	180,000	172,168
Petroleos de Venezuela SA
4.900%, 10/28/2014	115,000	108,388
Petroleos Mexicanos
6.375%, 01/23/2045(a)	105,000	111,736
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	250,000	252,982
3.500%, 03/22/2022	85,000	85,443

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Royal Bank Scotland Group PLC
6.000%, 12/19/2023	$140,000	$144,744
Samarco Mineracao SA
5.750%, 10/24/2023(a)	270,000	272,025
Sberbank of Russia Via SB Capital SA
5.250%, 05/23/2023(a)	205,000	192,444
Seagate HDD Cayman
4.750%, 06/01/2023(a)	300,000	294,000
Societe Generale SA
5.000%, 01/17/2024(a)	560,000	568,025
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019(a)	495,000	479,329
Swedbank Hypotek AB
0.697%, 03/28/2014(a)	200,000	200,001
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	84,317
UBM PLC
5.750%, 11/03/2020(a)	100,000	108,215
UBS AG
2.250%, 03/30/2017(a)	260,000	269,859
Vale SA
5.625%, 09/11/2042	125,000	117,381
WPP Finance UK
8.000%, 09/15/2014	100,000	103,873
XLIT Ltd.
5.750%, 10/01/2021	80,000	92,832

Total Foreign Corporate Bonds (Cost $11,102,375)		11,347,770

Foreign Government Agency Issues—1.81%
Eurasian Development Bank
5.000%, 09/26/2020(a)	485,000	495,912
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	315,829
KFW
3.500%, 03/10/2014	840,000	840,686
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014(a)	365,000	365,752
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	78,706
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	146,500
Province Of Ontario, Canada
0.950%, 05/26/2015	360,000	362,969

Total Foreign Government Agency Issues (Cost $2,582,371)		2,606,354

Foreign Government Notes/Bonds—1.78%
Colombia Government International Bond
5.625%, 02/26/2044	300,000	307,950
Commonwealth of the Bahamas
5.750%, 01/16/2024(a)	265,000	265,928
Ecuador Government International Bond
9.375%, 12/15/2015(a)	140,000	147,000
Jamaica Government International Bond
9.000%, 06/02/2015	140,000	146,300

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Mexico Bonos
8.000%, 06/11/2020	$6,715,000	$570,679
Mexico Government International Bond
5.550%, 01/21/2045	55,000	57,337
Mongolia Government International Bond
4.125%, 01/05/2018(a)	200,000	182,000
Panama Government International Bond
7.125%, 01/29/2026	220,000	268,400
Poland Government International Bond
4.000%, 01/22/2024	395,000	399,938
Sri Lanka Government International Bond
6.000%, 01/14/2019(a)	200,000	210,500

Total Foreign Government Notes/Bonds (Cost $2,521,703)		2,556,032

Mortgage Backed Securities—11.75%
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	161,024
2006-5, 5.414%, 09/10/2047	300,000	325,239
Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	68,332	74,622
COMM Mortgage Trust
2014-TWC, 1.010%, 02/13/2032(a)	140,000	140,183
2013-LC6, 0.360%, 01/12/2046(a)	2,000,000	62,344
2013-CCRE6, 0.636%, 03/12/2046	1,500,000	70,814
2013-CCRE12, 1.438%, 10/15/2046	947,977	88,146
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	225,000	248,318
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049	160,000	176,276
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	206,673
Extended Stay America Trust
2013-ESH A-2-7, 2.958%, 12/05/2031(a)	150,000	149,976
2013-ESH B-7, 3.604%, 12/05/2031(a)	150,000	151,585
Fannie Mae Pool
5.500%, 02/01/2028	25,000	27,952
5.000%, 12/01/2038	50,000	54,920
4.500%, 03/01/2041	1,585,418	1,706,320
4.000%, 04/01/2041	29,836	31,362
4.500%, 06/01/2041	976,850	1,051,671
4.500%, 07/01/2041	177,759	191,297
4.500%, 10/01/2041	1,416,792	1,523,652
3.500%, 03/01/2042	48,422	49,165
4.000%, 07/01/2042	1,063,314	1,115,782
3.000%, 01/01/2043	56,683	55,243
3.500%, 01/01/2043	99,603	101,286
3.000%, 04/01/2043	71,492	69,675
3.500%, 04/01/2043	72,380	73,501
3.500%, 04/01/2043	168,279	170,932
3.000%, 05/01/2043	72,396	70,557
3.000%, 07/01/2043	87,921	85,687
4.000%, 09/01/2043	172,284	180,958
4.500%, 09/01/2043	239,334	257,807
2.226%, 11/01/2043	460,767	464,354
4.500%, 11/01/2043	113,196	121,665

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae REMICS
2013-100, 3.500%, 11/25/2041	$219,574	$230,329
2013-100, 3.500%, 01/25/2042	67,593	70,701
2013-114, 3.000%, 01/25/2043	101,899	105,022
Fannie Mae-Aces
2014-M2, 1.916%, 06/25/2021	190,000	192,373
2012-M5, 2.715%, 02/25/2022	135,000	133,442
FHLMC Structured Pass Through Securities
A-6, 0.588%, 11/25/2028	3,903	3,871
Freddie Mac Gold Pool
3.500%, 01/01/2029	134,169	142,084
3.500%, 07/01/2042	75,870	76,972
3.500%, 04/01/2043	157,003	159,283
3.500%, 05/01/2043	77,015	78,134
4.000%, 11/01/2043	267,882	280,896
4.500%, 11/01/2043	24,601	26,477
Freddie Mac Non Gold Pool
3.163%, 02/01/2042	161,161	166,239
Freddie Mac REMICS
375200.00%, 3.000%, 06/15/2039	176,644	183,303
422900.00%, 3.500%, 05/15/2041	610,244	643,517
FREMF Mortgage Trust
2012-KF01, 2.768%, 10/25/2044(a)	320,000	332,516
2012-K706, 4.023%, 11/25/2044(a)	190,000	196,555
2012-K18, 4.265%, 01/25/2045(a)	45,000	45,397
2013-K712, 3.368%, 05/25/2045(a)	130,000	128,009
2012-K711, 3.562%, 08/25/2045(a)	90,000	90,328
2012-K11, 3.687%, 08/25/2045(a)	95,000	91,278
2012-K11, 3.687%, 08/25/2045(a)	140,000	124,258
2013-KF02, 3.158%, 12/25/2045(a)	342,802	348,276
GMACM Mortgage Loan Trust
2003-AR1, 3.345%, 10/19/2033	87,400	87,036
Government National Mortgage Association
2012-152, 0.751%, 01/16/2054	987,751	67,544
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	35,000	38,356
2012-GC6, 2.161%, 01/10/2045(a)	728,129	86,144
2007-GG10, 5.806%, 08/10/2045	299,398	331,031
Hilton USA Trust
2013-HLT, 1.157%, 11/05/2030(a)	145,000	145,296
Impac CMB Trust
2004-10, 0.898%, 03/25/2035	14,643	14,745
JP Morgan Chase Commercial Mortgage Securities Corp.
A, 1.105%, 12/15/2028(a)	260,000	260,324
A-4, 5.429%, 12/12/2043	250,000	270,599
2007-CIBC18, 5.440%, 06/12/2047	225,000	248,107
2007-LDP10, 5.420%, 01/15/2049	150,000	166,033
2007-LDP12, 5.882%, 02/15/2051	235,000	264,461
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	175,000	190,998
2007-8, 5.894%, 08/12/2049	100,000	112,653
2007-7, 5.745%, 06/12/2050	125,000	139,659
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 1.466%, 05/17/2046	793,564	62,871

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
Morgan Stanley Capital I Trust
2007-IQ14, 5.610%, 04/15/2049	$15,390	$15,645
Opteum Mortgage Acceptance Corp.
2005-3, 0.446%, 07/25/2035	83,358	80,268
SCG Trust
2013-SRP1, 1.555%, 11/15/2026(a)	100,000	100,262
Structured Agency Credit Risk Debt Notes
2014-DN1, 1.157%, 02/25/2024	250,000	250,739
UBS-Barclays Commercial Mortgage Trust
2012-C4 X-A, 1.876%, 12/12/2045(a)	690,670	77,452
2013-C5 X-A, 1.148%, 03/12/2046(a)	1,234,617	88,577
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.750%, 06/15/2049	250,000	278,122
Wells Fargo Mortgage Backed Securities Trust
2006-16, 5.000%, 11/25/2036	24,960	25,935
WFRBS Commercial Mortgage Trust
2013-C11, 1.511%, 03/17/2045(a)	1,587,099	129,795
2012-C9, 2.249%, 11/17/2045(a)	683,449	83,865
2013-C12, 1.517%, 03/17/2048(a)	693,624	62,071
2014-LC14, 1.481%, 03/15/2047	1,235,000	114,608

Total Mortgage Backed Securities (Cost $16,757,547)		16,901,442

Municipal Bonds—2.14%
American Municipal Power, Inc.
5.000%, 02/15/2042	90,000	92,975
8.084%, 02/15/2050	20,000	28,638
Chicago O’Hare International Airport
5.000%, 01/01/2044	125,000	128,220
Commonwealth of Massachusetts
4.000%, 06/01/2043	180,000	172,789
County of Miami-Dade, FL Transit System Sales Surtax Revenue Bond
5.000%, 07/01/2042	490,000	510,271
Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	550,000	541,371
Metropolitan Transportation Authority
5.000%, 11/15/2042	325,000	339,846
5.000%, 11/15/2043	70,000	73,281
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	100,000	112,347
New York State Thruway Authority
5.000%, 01/01/2041	155,000	163,354
Ohio State Turnpike Commission
5.250%, 02/15/2039	40,000	42,857
Orlando-Orange County Expressway Authority
5.000%, 07/01/2035	290,000	307,957
Pennsylvania Turnpike Commission
5.000%, 12/01/2043	105,000	109,012
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	183,979
State of California
5.000%, 02/01/2043	165,000	174,341
University of California
5.000%, 05/15/2038	95,000	103,157

Total Municipal Bonds (Cost $3,003,067)		3,084,395

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Government Agency Issues—19.83%
Fannie Mae
4.500%, 03/01/2040	$1,050,000	$1,127,930
3.500%, 03/15/2041	2,195,000	2,225,867
4.000%, 03/15/2041	1,620,000	1,698,469
Pool #000TBA, 5.000%, 03/15/2041	710,000	777,450
3.000%, 03/15/2043	415,000	403,247
Fannie Mae Pool
5.000%, 12/01/2021	63,625	68,398
4.000%, 03/01/2025	404,746	433,646
3.500%, 11/01/2025	33,291	35,253
3.500%, 02/01/2026	185,184	196,157
4.500%, 06/01/2029	30,252	32,691
5.000%, 03/01/2030	55,432	60,898
3.500%, 04/01/2032	170,563	177,244
5.000%, 06/01/2033	38,166	42,105
5.000%, 11/01/2033	28,319	31,253
5.000%, 08/01/2034	140,677	154,567
5.500%, 11/01/2034	309,288	343,685
5.000%, 10/01/2035	133,368	146,309
5.500%, 10/01/2035	64,545	71,740
5.500%, 10/01/2035	239,714	266,425
6.000%, 09/01/2036	10,536	11,748
6.218%, 09/01/2036	56,205	61,393
6.000%, 03/01/2037	74,697	83,706
5.500%, 07/01/2037	193,717	214,431
5.500%, 09/01/2037	7,941	8,776
5.500%, 12/01/2037	15,274	16,886
5.000%, 02/01/2038	64,904	71,196
6.000%, 05/01/2038	105,560	117,680
6.000%, 05/01/2038	27,486	30,599
5.500%, 05/01/2039	393,532	435,730
4.500%, 05/01/2040	250,657	269,781
4.500%, 08/01/2040	216,989	233,607
4.500%, 08/01/2040	19,498	20,995
4.500%, 09/01/2040	2,430	2,617
4.500%, 10/01/2040	130,396	140,357
4.000%, 02/01/2041	152,689	160,493
5.000%, 04/01/2041	55,706	61,112
4.000%, 05/01/2041	303,548	319,066
4.500%, 07/01/2041	89,750	96,601
4.500%, 09/01/2041	176,590	190,055
4.000%, 10/01/2041	69,347	72,138
4.500%, 10/01/2041	121,443	130,576
4.500%, 10/01/2041	16,223	17,456
4.500%, 11/01/2041	48,810	52,560
3.500%, 12/01/2041	32,425	32,972
3.500%, 12/01/2041	87,590	89,067
4.000%, 03/01/2042	64,642	67,940
4.000%, 03/01/2042	319,544	335,897
3.500%, 04/01/2042	141,268	143,650
3.500%, 04/01/2042	125,453	127,370
4.500%, 04/01/2042	232,350	250,162
3.252%, 06/01/2042	119,854	124,535
4.000%, 09/01/2042	99,995	105,025

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
3.500%, 02/01/2043	$69,515	$70,581
3.000%, 04/01/2043	883,769	861,317
3.500%, 04/01/2043	48,753	49,547
3.000%, 05/01/2043	101,263	98,553
3.000%, 06/01/2043	327,246	318,503
3.000%, 07/01/2043	24,517	23,894
3.000%, 08/01/2043	351,907	342,417
3.000%, 08/01/2043	234,391	228,123
3.500%, 08/01/2043	135,809	137,907
3.500%, 08/01/2043	107,557	109,401
3.500%, 10/01/2043	98,797	100,462
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	108,857	7,826
2008-2, 5.000%, 07/25/2037	41,291	44,536
2013-93 WA, 3.000%, 08/25/2042	244,364	254,917
2013-93 MP, 3.000%, 08/25/2042	349,776	363,485
2012-128, 5.767%, 11/25/2042	181,918	135,499
2012-137, 5.210%, 12/25/2042	72,217	62,588
2012-150, 5.767%, 01/25/2043	179,725	144,923
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	114,639
Federal Home Loan Banks
5.500%, 07/15/2036	200,000	244,186
Federal Home Loan Mortgage Corp.
1.140%, 10/15/2018	355,000	347,789
Federal National Mortgage Association
1.500%, 10/23/2019	85,000	82,724
1.550%, 10/29/2019	780,000	762,485
1.600%, 12/24/2020	210,000	199,403
2.630%, 10/10/2024	345,000	320,843
Freddie Mac
4.000%, 03/15/2041	1,065,000	1,113,799
4.500%, 03/15/2041	435,000	466,266
3.500%, 03/15/2042	1,345,000	1,360,552
Freddie Mac Gold Pool
5.000%, 04/01/2023	3,694	4,028
5.500%, 12/01/2027	15,913	17,575
5.000%, 02/01/2035	10,232	11,215
5.500%, 05/01/2035	88,204	97,951
5.000%, 08/01/2035	8,183	8,963
5.500%, 09/01/2037	4,351	4,779
5.500%, 10/01/2037	4,635	5,091
5.500%, 02/01/2038	59,027	64,888
5.500%, 02/01/2038	5,942	6,526
5.500%, 07/01/2038	15,857	17,418
5.500%, 07/01/2038	33,996	37,337
5.500%, 09/01/2038	58,057	63,773
5.500%, 10/01/2038	39,159	43,364
6.000%, 10/01/2038	12,453	13,821
4.000%, 02/01/2041	315,754	331,092
4.500%, 04/01/2041	127,039	136,582
4.500%, 04/01/2041	69,286	74,469
4.500%, 05/01/2041	35,367	38,031
5.000%, 05/01/2041	46,749	51,228
4.500%, 07/01/2041	119,673	128,667

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
4.000%, 10/01/2041	$62,990	$66,015
4.000%, 12/01/2041	455,866	478,054
3.500%, 08/01/2042	55,256	56,059
3.500%, 09/01/2042	125,707	127,336
3.000%, 01/01/2043	169,502	164,768
3.500%, 04/01/2043	46,971	47,654
3.500%, 05/01/2043	33,506	33,992
3.500%, 05/01/2043	84,698	85,928
3.500%, 05/01/2043	117,724	119,434
4.000%, 07/01/2043	113,675	119,053
3.500%, 08/01/2043	98,820	100,180
3.500%, 08/01/2043	73,069	74,122
3.500%, 08/01/2043	171,497	173,987
Freddie Mac Non Gold Pool
2.375%, 05/01/2036	105,428	111,952
2.282%, 11/01/2036	47,506	50,507
2.399%, 02/01/2037	77,116	82,413
Freddie Mac REMICS
375200.00%, 2.137%, 06/15/2015	261,897	4,917
417000.00%, 3.000%, 05/15/2032	429,923	51,636
379200.00%, 6.440%, 11/15/2040	1,041,657	133,909
419200.00%, 5.215%, 03/15/2043	228,659	195,024
Ginnie Mae
4.000%, 03/15/2042	80,000	84,850
Ginnie Mae I Pool
5.500%, 01/15/2037	25,000	27,928
6.000%, 12/15/2038	25,000	28,054
Ginnie Mae II Pool
5.000%, 05/20/2030	34,385	38,155
5.500%, 02/20/2034	45,666	51,558
4.500%, 07/20/2041	35,788	39,083
4.000%, 03/20/2042	33,415	35,471
2.000%, 01/20/2043	3,054,545	3,175,189
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033	75,647	1,971
2011-35, 4.500%, 12/16/2037	173,145	13,035
2010-84, 4.500%, 11/20/2038	215,000	230,460
2012-53, 1.021%, 03/16/2047	2,310,399	158,216
2013-63, 0.773%, 09/16/2051	961,011	65,585
2012-70, 0.964%, 08/16/2052	846,214	55,257
2012-135, 1.045%, 01/16/2053	2,506,814	202,606
2012-107, 0.701%, 12/16/2053	1,832,252	116,773
2012-132, 1.141%, 06/16/2054	249,331	18,684

Total U.S. Government Agency Issues (Cost $28,498,944)		28,533,289

U.S. Government Note/Bond—10.24%
U.S. Treasury Note/Bonds
0.250%, 01/15/2015	8,000,000	8,008,752
U.S. Treasury Notes/Bonds
0.625%, 07/15/2016	180,000	180,717
0.750%, 01/15/2017	125,000	125,371
1.500%, 12/31/2018	40,000	40,067
1.500%, 01/31/2019	270,000	270,127
3.625%, 08/15/2019	645,000	711,138
6.250%, 08/15/2023	155,000	203,976

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Principal Amount	Value
2.750%, 11/15/2023	$430,000	$434,485
2.750%, 02/15/2024	160,000	161,275
5.500%, 08/15/2028	205,000	263,009
4.500%, 02/15/2036	600,000	703,125
3.750%, 11/15/2043	305,000	314,102
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	1,954,644	2,030,310
2.000%, 01/15/2026	839,539	966,519
1.750%, 01/15/2028	189,111	211,539
3.875%, 04/15/2029	77,970	111,165

Total U.S. Government Note/Bond (Cost $14,813,012)		14,735,677

	Shares
Exchange Traded Funds—19.54%
iShares 7-10 Year Treasury Bond ETF	11,340	1,162,010
iShares Core Total US Bond Market ETF	40,000	4,330,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	54,600	6,407,856
iShares Intermediate Credit Bond ETF	55,350	6,058,611
iShares MBS ETF	64,900	6,928,075
SPDR Barclays High Yield Bond ETF	63,700	2,645,461
WisdomTree Emerging Markets Local Debt Fund	13,000	586,690

Total Exchange Traded Funds (Cost $27,783,933)		28,119,503

Money Market Funds—5.63%
Fidelity Institutional Money Market Funds—Government Portfolio	5,777,005	5,777,005
STIT—Treasury Portfolio	2,324,039	2,324,039

Total Money Market Funds (Cost $8,101,044)		8,101,044

Total Investments (Cost $151,719,495)—106.77%		153,616,091
Liabilities in Excess of Other Assets—(6.77)%		(9,746,730)

Total Net Assets—100.00%		$143,869,361

Percentages are stated as a percent of net assets.

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2014 (Unaudited)

Description	Number of Contracts Sold	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. 5 Year Note Future	44	June-14	$(6,065)
U.S. Ultra Long Bond Future	4	June-14	(6,852)

Total Futures Contracts Sold			$(12,917)

Description	Number of Contracts Purchased	Settlement Month	Unrealized Appreciation (Depreciation)
Canadian 10 Year Bond Future	4	June-14	$3,988
U.S. 10 Year Note Future	23	June-14	4,512
U.S. 2 Year Note Future	17	June-14	(284)
U.S. Long Bond Future	5	June-14	8,587

Total Futures Contracts Purchased			$16,803

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS—75.77%
Accommodation—0.21%
Marriott International, Inc.	4,000	$216,920
Wyndham Worldwide Corp.	3,150	229,572

		446,492

Administration of Human Resource Programs—0.12%
WageWorks, Inc.(a)	4,360	257,894

Administrative and Support Services—0.62%
Cross Country Healthcare, Inc.(a)	19,380	201,552
Kforce, Inc.	17,660	386,931
Moody’s Corp.	6,085	480,715
WNS Holdings Ltd.—ADR(a)	13,535	269,211

		1,338,409

Air Transportation—0.08%
Bristow Group, Inc.	2,275	176,540

Ambulatory Health Care Services—0.24%
Air Methods Corp.(a)	9,480	512,110

Amusement, Gambling, and Recreation Industries—0.42%
Bally Technologies, Inc.(a)	4,050	274,388
Las Vegas Sands Corp.	7,380	629,145

		903,533

Apparel Manufacturing—0.19%
G-III Apparel Group Ltd.(a)	5,880	408,601

Beverage and Tobacco Product Manufacturing—2.02%
Altria Group, Inc.	11,550	418,803
Coca-Cola Enterprises, Inc.	3,550	167,134
PepsiCo, Inc.	18,737	1,500,272
Pernod-Ricard SA—ADR	22,080	515,347
Philip Morris International, Inc.	10,790	873,019
SABMiller PLC—ADR	11,480	563,438
The Coca-Cola Co.	8,100	309,420

		4,347,433

Broadcasting (except Internet)—1.69%
Comcast Corp.	11,418	590,196
DIRECTV(a)	5,433	421,601
Liberty Interactive Corp.(a)	19,780	577,576
The Walt Disney Co.	10,300	832,343
Viacom, Inc.	14,040	1,231,729

		3,653,445

Building Material and Garden Equipment and Supplies Dealers—0.67%
Lowe’s Cos., Inc.	12,558	628,277
The Home Depot, Inc.	9,850	807,995

		1,436,272

Chemical Manufacturing—9.09%
Abbott Laboratories	8,850	352,053
Acorda Therapeutics, Inc.(a)	8,835	323,714
Agrium, Inc.(b)	2,650	244,542
Akorn, Inc.(a)	8,390	216,630

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Allergan, Inc.	5,800	$736,600
Arkema SA—ADR	6,065	658,659
Auxilium Pharmaceuticals, Inc.(a)	13,405	412,204
Axiall Corp.	6,875	278,231
Bayer AG—ADR	3,385	478,030
Bristol-Myers Squibb Co.	9,634	518,020
Cabot Corp.	4,875	263,933
Celgene Corp.(a)	6,000	964,500
Chemtura Corp.(a)	14,285	353,554
El du Pont de Nemours & Co.	9,010	600,246
Eli Lilly & Co.	20,427	1,217,653
Forest Laboratories, Inc.(a)	6,417	626,107
Gilead Sciences, Inc.(a)	6,100	505,019
Innophos Holdings, Inc.	3,875	212,815
InterMune, Inc.(a)	11,915	357,927
Kraton Performance Polymers, Inc.(a)	5,185	143,832
L’Oreal SA—ADR	14,130	477,594
Merck & Co., Inc.	17,336	987,979
Novartis AG—ADR	10,265	853,843
NPS Pharmaceuticals, Inc.(a)	6,610	231,218
Pfizer, Inc.	42,877	1,376,780
Prestige Brands Holdings, Inc.(a)	9,330	265,812
Quidel Corp.(a)	10,600	297,012
Roche Holding AG—ADR	42,340	1,625,008
Salix Pharmaceuticals, Inc.(a)	3,650	393,908
Sanofi—ADR	31,176	1,616,164
Spectrum Pharmaceuticals, Inc.(a)	19,805	165,372
Stepan Co.	3,080	187,264
Taminco Corp.(a)	12,920	293,542
Teva Pharmaceutical Industries Ltd.—ADR	4,698	234,383
The Medicines Co.(a)	4,900	149,695
United Therapeutics Corp.(a)	5,620	569,980
West Pharmaceutical Services, Inc.	9,230	420,703

		19,610,526

Clothing and Clothing Accessories Stores—0.99%
Express, Inc.(a)	10,735	196,343
Francesca’s Holdings Corp.(a)	14,645	286,603
Hanesbrands, Inc.	10,100	740,127
The Gap, Inc.	4,650	203,438
The TJX Cos., Inc.	11,550	709,863

		2,136,374

Computer and Electronic Product Manufacturing—6.68%
Agilent Technologies, Inc.	9,100	518,063
Amkor Technology, Inc.(a)	43,105	255,182
Apple, Inc.	3,957	2,082,331
Applied Micro Circuits Corp.(a)	27,820	318,817
Cepheid, Inc.(a)	6,030	323,570
Cisco Systems, Inc.	32,577	710,179
EMC Corp.	40,160	1,059,018
FARO Technologies, Inc.(a)	5,415	311,579
Harris Corp.	4,600	339,572
Illumina, Inc.(a)	1,200	205,788
LSI Corp.	31,710	351,664

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Materion Corp.	7,315	$216,451
Mettler-Toledo International, Inc.(a)	2,350	577,536
Motorola Solutions, Inc.	8,752	579,382
NetApp, Inc.	4,750	191,948
NETGEAR, Inc.(a)	7,445	254,470
Northrop Grumman Corp.	10,541	1,275,777
Plantronics, Inc.	5,145	228,335
QUALCOMM, Inc.	5,240	394,520
ResMed, Inc.	6,110	268,962
Rofin-Sinar Technologies, Inc.(a)	11,500	269,905
SanDisk Corp.	8,300	616,690
Seagate Technology PLC(b)	4,350	227,027
Semtech Corp.(a)	13,250	330,588
Sensata Technologies Holding NV(a)(b)	10,600	430,784
Sonova Holding AG—ADR	16,780	472,693
Telefonaktiebolaget LM Ericsson—ADR	53,880	695,591
Texas Instruments, Inc.	12,339	554,760
Toshiba Corp.—ADR	13,250	343,308

		14,404,490

Couriers and Messengers—0.28%
United Parcel Service, Inc.	6,345	607,661

Credit Intermediation and Related Activities—7.21%
Ameriprise Financial, Inc.	6,895	751,486
Bank of America Corp.	58,587	968,442
Bank of Nova Scotia(b)	6,390	365,700
Barclays PLC—ADR	29,000	493,000
BBCN Bancorp, Inc.	16,040	273,001
Capital Bank Financial Corp.(a)	9,285	213,555
Cielo SA—ADR	12,011	330,423
Citigroup, Inc.	12,470	606,416
Discover Financial Services	10,762	617,524
Fifth Third Bancorp	22,659	491,587
Flushing Financial Corp.	10,425	216,006
Grupo Financiero Banorte SAB de CV—ADR	9,570	310,167
ICICI Bank Ltd.—ADR	8,745	312,022
Independent Bank Corp.	6,895	253,667
Industrial & Commercial Bank of China Ltd.—ADR	29,000	343,940
JPMorgan Chase & Co.	19,090	1,084,693
Julius Baer Group Ltd.—ADR	56,710	529,104
Nordea Bank AB—ADR	64,770	924,916
Prosperity Bancshares, Inc.	5,785	366,248
Sberbank of Russia—ADR	42,985	437,157
SLM Corp.	20,450	489,573
State Street Corp.	12,931	849,179
Sterling Bancorp	18,820	241,649
Susquehanna Bancshares, Inc.	26,400	288,816
Texas Capital Bancshares, Inc.(a)	4,305	271,000
The PNC Financial Services Group, Inc.	7,895	645,653
U.S. Bancorp	9,803	403,295
UBS AG(b)	14,130	301,817
United Overseas Bank Ltd.—ADR	10,895	354,088
Visa, Inc.	890	201,087
Webster Financial Corp.	10,960	339,431

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Wells Fargo & Co.	20,938	$971,941
Western Alliance Bancorp(a)	13,035	301,891

		15,548,474

Data Processing, Hosting and Related Services—0.81%
AOL, Inc.(a)	9,771	427,774
DST Systems, Inc.	2,000	187,960
ExlService Holdings, Inc.(a)	4,485	125,535
Fiserv, Inc.(a)	9,420	546,832
InterXion Holding NV(a)(b)	9,380	225,026
Trulia, Inc.(a)	7,770	232,789

		1,745,916

Electrical Equipment, Appliance, and Component Manufacturing—0.65%
Schneider Electric SA—ADR	63,300	1,124,208
Whirlpool Corp.	2,000	289,260

		1,413,468

Electronics and Appliance Stores—0.07%
Best Buy Co., Inc.	5,600	149,128

Fabricated Metal Product Manufacturing—0.42%
Ball Corp.	3,250	180,570
Barnes Group, Inc.	9,260	356,047
Lincoln Electric Holdings, Inc.	2,600	194,922
Valmont Industries, Inc.	1,250	182,038

		913,577

Food and Beverage Stores—0.90%
Casey’s General Stores, Inc.	5,620	384,914
Koninklijke Ahold NV—ADR	48,875	912,008
The Kroger Co.	15,460	648,392

		1,945,314

Food Manufacturing—1.88%
Archer-Daniels-Midland Co.	11,650	472,990
Givaudan SA—ADR	34,740	1,085,625
J&J Snack Foods Corp.	3,010	279,569
Keurig Green Mountain, Inc.	3,550	389,719
Mondelez International, Inc.	15,408	524,334
Pinnacle Foods, Inc.	8,900	252,048
The Hillshire Brands Co.	12,000	450,600
Unilever NV—ADR	15,205	601,510

		4,056,395

Food Services and Drinking Places—1.16%
Buffalo Wild Wings, Inc.(a)	2,505	363,225
Del Frisco’s Restaurant Group, Inc.(a)	6,920	180,197
Jack in the Box, Inc.(a)	7,165	411,629
Popeyes Louisiana Kitchen, Inc.(a)	9,210	368,953
Sodexo—ADR	8,685	923,910
The Cheesecake Factory, Inc.	5,365	254,945

		2,502,859

Funds, Trusts, and Other Financial Vehicles—0.35%
Franklin Resources, Inc.	10,500	559,125
Greenhill & Co, Inc.	3,825	203,758

		762,883

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Furniture and Home Furnishings Stores—0.18%
Bed Bath & Beyond, Inc.(a)	5,850	$396,747

Gasoline Stations—0.22%
Susser Holdings Corp.(a)	7,715	467,375

General Merchandise Stores—0.77%
Family Dollar Stores, Inc.	9,390	615,045
Target Corp.	10,800	675,432
Wal-Mart Stores, Inc.	5,009	374,172

		1,664,649

Health and Personal Care Stores—0.62%
CVS Caremark Corp.	18,141	1,326,833

Heavy and Civil Engineering Construction—0.26%
Granite Construction, Inc.	8,385	308,233
MYR Group, Inc.(a)	10,460	243,404

		551,637

Hospitals—0.21%
HCA Holdings, Inc.(a)	8,895	455,424

Insurance Carriers and Related Activities—2.82%
American International Group, Inc.	11,964	595,448
AMERISAFE, Inc.	6,655	289,759
Aon PLC(b)	7,510	642,855
Fidelity & Guaranty Life	13,265	287,320
Maiden Holdings Ltd.(b)	17,195	193,100
MetLife, Inc.	12,653	641,128
Primerica, Inc.	7,180	321,808
Prudential PLC—ADR	9,420	427,668
The Travelers Cos., Inc.	7,059	591,827
United Fire Group, Inc.	7,075	205,034
UnitedHealth Group, Inc.	9,691	748,823
Unum Group	16,778	583,539
WellCare Health Plans, Inc.(a)	4,055	250,680
WellPoint, Inc.	3,300	298,947

		6,077,936

Leather and Allied Product Manufacturing—0.40%
Iconix Brand Group, Inc.(a)	10,055	404,613
Steven Madden Ltd.(a)	12,447	453,693

		858,306

Machinery Manufacturing—2.79%
AAON, Inc.	15,787	471,715
ASML Holding NV—ADR	6,770	583,168
Chart Industries, Inc.(a)	620	51,807
Columbus McKinnon Corp.(a)	10,530	268,094
Deere & Co.	4,229	363,398
Dril-Quip, Inc.(a)	1,450	155,962
ESCO Technologies, Inc.	5,170	185,293
Esterline Technologies Corp.(a)	1,780	191,706
FANUC Corp.—ADR	29,440	858,176
General Electric Co.	25,556	650,911
Kadant, Inc.	8,345	335,052
Lam Research Corp.(a)	4,800	248,304

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
National-Oilwel Varcol, Inc.	5,724	$440,977
Pall Corp.	2,700	232,200
Terex Corp.	10,457	465,650
The Scotts Miracle-Gro Co.	9,100	519,701

		6,022,114

Management of Companies and Enterprises—1.07%
American Equity Invesment Life Holding Co.	15,365	335,879
Bryn Mawr Bank Corp.	2,955	84,188
Bunzl PLC—ADR	39,895	1,056,020
Cardinal Financial Corp.	15,750	271,530
City Holding Co.	6,510	288,263
Park National Corp.	3,380	263,843

		2,299,723

Merchant Wholesalers, Durable Goods—1.52%
Anixter International, Inc.	3,665	391,972
Applied Industrial Technologies, Inc.	7,460	380,684
Covidien PLC(b)	8,496	611,287
Delphi Automotive PLC(b)	4,900	326,193
O’Reilly Automotive, Inc.(a)	4,700	708,994
Safran SA—ADR	27,675	481,268
United Stationers, Inc.	8,625	367,684

		3,268,082

Merchant Wholesalers, Nondurable Goods—0.34%
Acuity Brands, Inc.	1,390	196,060
Nu Skin Enterprises, Inc.	1,950	162,864
Sigma-Aldrich Corp.	1,200	113,292
The Procter & Gamble Co.	3,414	268,545

		740,761

Mining (except Oil and Gas)—0.66%
CONSOL Energy, Inc.	8,216	329,462
Silver Wheaton Corp.(b)	17,075	435,925
US Silica Holdings, Inc.	2,930	96,104
Vulcan Materials Co.	8,231	559,132

		1,420,623

Miscellaneous Manufacturing—0.95%
Align Technology, Inc.	7,725	404,250
Cie Financiere Richemont SA—ADR	38,420	377,669
CONMED Corp.	7,770	362,237
CryoLife, Inc.	18,630	185,555
Haemonetics Corp.(a)	6,860	250,253
Merit Medical Systems, Inc.(a)	10,815	163,198
Rocket Fuel, Inc.(a)	5,515	309,171

		2,052,333

Motion Picture and Sound Recording Industries—0.31%
Corus Entertainment, Inc.(b)	17,180	386,498
inContact, Inc.(a)	30,340	273,667

		660,165

Motor Vehicle and Parts Dealers—0.15%
AutoNation, Inc.(a)	6,325	332,948

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Oil and Gas Extraction—2.70%
Akzo Nobel NV—ADR	28,265	$778,700
Anadarko Petroleum Corp.	3,950	332,432
BASF SE—ADR	4,815	550,162
Bonanza Creek Energy, Inc.(a)	5,640	281,831
Carrizo Oil & Gas, Inc.(a)	6,220	309,383
Cenovus Energy, Inc.(b)	9,715	257,545
Chesapeake Energy Corp.	9,850	255,214
CNOOC Ltd.—ADR	1,620	264,757
Diamondback Energy, Inc.(a)	2,915	187,522
EOG Resources, Inc.	3,250	615,614
Hess Corp.	6,755	540,603
Jones Energy, Inc.(a)	11,595	181,114
Kodiak Oil & Gas Corp.(a)(b)	21,140	249,663
Noble Energy, Inc.	8,833	607,356
Rosetta Resources, Inc.(a)	6,580	291,955
RSP Permian, Inc.(a)	4,355	121,069

		5,824,920

Other Information Services—1.48%
Brightcove, Inc.(a)	30,990	300,603
Facebook, Inc.(a)	11,450	783,867
Google, Inc.(a)	1,038	1,261,845
Liberty Global PLC(a)(b)	4,389	379,868
VeriSign, Inc.(a)	8,400	462,924

		3,189,107

Paper Manufacturing—0.92%
Kimberly-Clark Corp.	1,100	121,385
Neenah Paper, Inc.	5,450	273,644
Packaging Corp of America	2,250	164,003
Sealed Air Corp.	18,490	629,400
Svenska Cellulosa AB SCA—ADR	15,015	455,855
Unicharm Corp.—ADR	30,470	347,358

		1,991,645

Personal and Laundry Services—0.15%
Shutterfly, Inc.(a)	5,945	324,359

Petroleum and Coal Products Manufacturing—1.49%
Chevron Corp.	7,879	908,685
Exxon Mobil Corp.	9,260	891,460
Marathon Oil Corp.	19,795	663,133
Marathon Petroleum Corp.	3,550	298,200
Valero Energy Corp.	9,403	451,156

		3,212,634

Pipeline Transportation—0.10%
Enbridge, Inc.(b)	5,005	211,661

Plastics and Rubber Products Manufacturing—0.48%
Illinois Tool Works, Inc.	8,222	678,315
Nokian Renkaat OYJ—ADR	16,340	363,892

		1,042,207

Primary Metal Manufacturing—0.12%
Kaiser Aluminum Corp.	3,670	259,065

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Professional, Scientific, and Technical Services—4.98%
Accenture PLC(b)	3,385	$282,140
Amgen, Inc.	2,600	322,452
Baidu, Inc.—ADR(a)	2,355	402,540
Biogen Idec, Inc.(a)	1,100	374,748
Callidus Software, Inc.(a)	9,490	117,012
Factset Research Systems, Inc.	2,650	279,019
Fluor Corp.	5,050	392,335
FTI Consulting, Inc.(a)	10,425	304,306
ICON PLC(a)(b)	8,325	389,943
International Business Machines Corp.	7,555	1,398,958
Jardine Matheson Holdings Ltd.—ADR	11,480	666,988
MasterCard, Inc.	11,350	882,122
National CineMedia, Inc.	11,480	176,333
Nielsen Holdings NV(b)	16,485	780,400
Omnicom Group, Inc.	7,153	541,339
Proofpoint, Inc.(a)	7,535	312,326
Publicis Groupe SA—ADR	24,140	567,773
Rally Software Development Corp.(a)	8,285	164,789
SGS SA—ADR(a)	38,570	951,521
Synaptics, Inc.(a)	6,620	430,565
TeleTech Holdings, Inc.(a)	12,470	300,278
Tetra Tech, Inc.(a)	8,930	257,898
The KEYW Holding Corp.(a)	24,950	456,584

		10,752,369

Publishing Industries (except Internet)—3.23%
Check Point Software Technologies Ltd.(a)(b)	14,575	982,647
Intuit, Inc.	8,500	664,275
Marin Software, Inc.(a)	11,925	136,541
Microsoft Corp.	43,869	1,680,622
Oracle Corp.	37,377	1,461,815
Reed Elsevier PLC—ADR	16,045	986,447
SAP AG—ADR	6,770	543,563
SciQuest, Inc.(a)	8,370	247,082
SS&C Technologies Holdings, Inc.(a)	6,615	255,868

		6,958,860

Rail Transportation—0.75%
Norfolk Southern Corp.	6,615	607,985
Union Pacific Corp.	5,610	1,011,931

		1,619,916

Rental and Leasing Services—0.40%
Brambles Ltd.—ADR	28,265	476,266
Hertz Global Holdings, Inc.(a)	8,000	224,080
McGrath RentCorp.	5,285	171,075

		871,421

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.02%
Affiliated Managers Group, Inc.(a)	1,550	291,478
Deutsche Boerse AG—ADR	68,010	552,241
Evercore Partners, Inc.	4,835	269,019
ICAP PLC—ADR	19,875	296,336
Legg Mason, Inc.	10,454	480,466
Stifel Financial Corp.(a)	6,535	314,268

		2,203,808

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Support Activities for Mining—0.94%
C&J Energy Services, Inc.(a)	7,615	$196,848
ConocoPhillips	2,125	141,313
New Gold, Inc.(a)(b)	55,940	341,793
Pioneer Energy Services Corp.(a)	23,635	269,439
Schlumberger Ltd.(b)	8,931	830,582
Tullow Oil PLC—ADR	37,390	247,148

		2,027,123

Support Activities for Transportation—0.19%
XPO Logistics, Inc.(a)	12,765	401,332

Telecommunications—2.55%
AT&T, Inc.	11,435	365,120
Atlantic Tele-Network, Inc.	3,455	226,441
CenturyLink, Inc.	10,900	340,734
China Mobile Ltd.—ADR	13,895	660,707
Eutelsat Communications SA—ADR	64,480	520,998
j2 Global, Inc.	6,840	351,576
RigNet, Inc.(a)	7,895	377,539
SoftBank Corp.—ADR	19,135	724,451
Verizon Communications, Inc.	30,325	1,442,861
Vodafone Group PLC—ADR	11,693	486,074

		5,496,501

Transportation Equipment Manufacturing—2.04%
Eaton Corp PLC(b)	8,703	650,202
General Motors Co.	13,954	505,135
Honeywell International, Inc.	5,510	520,364
Lear Corp.	4,750	385,700
Lockheed Martin Corp.	2,800	454,440
Tenneco, Inc.(a)	7,685	462,944
The Boeing Co.	4,000	515,680
Toyota Motor Corp.—ADR	7,800	899,340

		4,393,805

Truck Transportation—0.12%
Roadrunner Transportation Systems, Inc.(a)	10,915	256,612

Utilities—1.46%
Aqua America, Inc.	6,762	170,335
Calpine Corp.(a)	20,239	385,553
Cleco Corp.	6,280	310,420
FirstEnergy Corp.	9,358	288,039
Linde AG—ADR	50,345	1,041,638
NextEra Energy, Inc.	6,117	559,033
NorthWestern Corp.	4,680	214,999
UIL Holdings Corp.	4,600	178,112

		3,148,129

Waste Management and Remediation Services—0.13%
US Ecology, Inc.	7,630	274,146

Water Transportation—0.09%
Kirby Corp.(a)	1,900	198,759

Wireless Telecommunications Carriers—0.28%
Partner Communications Co. Ltd.—ADR(a)	65,655	599,430

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2014 (Unaudited) (Continued)

	Shares	Value
Wood Product Manufacturing—0.13%
Boise Cascade Co.(a)	9,765	$288,946

Total Common Stocks (Cost $122,797,034)		163,420,205

Exchange-Traded Funds—18.95%
Guggenheim Frontier Markets ETF	54,000	826,740
iShares China Large-Cap ETF	17,100	605,169
iShares Global Energy ETF	29,100	1,249,263
iShares MSCI EAFE ETF	182,800	12,329,860
iShares MSCI Italy Capped ETF	64,200	1,065,720
iShares MSCI Spain Capped ETF	26,800	1,063,692
iShares MSCI United Kingdom Index ETF	48,767	1,036,786
iShares Russell 1000 Value ETF	109,000	10,320,120
iShares Russell 2000 ETF	17,700	2,080,104
SPDR S&P Emerging Markets SmallCap ETF	57,600	2,646,720
Vanguard FTSE Emerging Markets ETF	10,500	408,345
Vanguard FTSE European ETF	31,300	1,885,199
Vanguard FTSE Pacific ETF	69,200	4,116,016
Vanguard Total Stock Market ETF	12,700	1,236,980

Total Exchange-Traded Funds (Cost $32,314,446)		40,870,714

Preferred Stocks—0.72%
Chemical Manufacturing—0.40%
Henkel AG & Co KGaA(b)	7,800	868,296

Transportation Equipment Manufacturing—0.32%
Volkswagen AG(b)	13,250	687,940

Total Preferred Stocks (Cost $1,388,311)		1,556,236

Real Estate Investment Trusts—1.43%
DCT Industrial Trust, Inc.	33,455	264,964
DuPont Fabros Technology, Inc.	11,865	315,134
EastGroup Properties, Inc.	3,940	244,438
EPR Properties	6,155	327,815
Kite Realty Group Trust	33,320	205,918
LaSalle Hotel Properties	12,065	378,116
Public Storage	1,580	267,020
Ramco-Gershenson Properties Trust	14,935	249,415
Sovran Self Storage, Inc.	4,010	296,700
Weyerhaeuser Co.	18,459	544,725

Total Real Estate Investment Trusts (Cost $2,375,898)		3,094,245

Money Market Funds—2.83%
Money Market Fund—2.83%
Fidelity Institutional Money Market Funds—Government Portfolio	6,106,570	6,106,570

Total Money Market Funds (Cost $6,106,570)		6,106,570

Total Investments (Cost $164,982,259)—99.70%		215,047,970
Other Assets in Excess of Liabilities—0.30%		651,277

Total Net Assets—100.00%		$215,699,247

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$153,616,091	$215,047,970
Foreign currencies(2)	—	1,057
Cash	—	3,719
Receivables:
Receivable for investments sold	1,675,469	553,498
Dividends, interest receivable	626,906	351,513
Cash collateral held at broker for futures contracts	154,787	—
Receivable for Fund shares sold	1,068,741	1,557,254
Other Assets	14,370	18,721

Total Assets	157,156,364	217,533,732

Liabilities
Payables:
Payable for investments purchased	12,361,058	761,582
Payable for Fund shares redeemed	732,839	840,111
Payable to affiliates	61,478	56,686
Payable to Adviser	40,381	138,556
Payable to custodian	30,251	—
Accrued distribution fee	31,682	13,524
Accrued expenses and other liabilities	29,314	24,026

Total Liabilities	13,287,003	1,834,485

Net Assets	$143,869,361	$215,699,247

Net assets consist of:
Paid-in capital	$142,941,091	$162,437,133
Accumulated net investment income	(67,054)	(58,819)
Accumulated net realized gain (loss)	(904,075)	3,255,232
Net unrealized appreciation (depreciation) on:
Investments	1,896,596	50,065,711
Futures contracts	3,886	—
Foreign currency translation	(1,083)	(10)

Net assets	$143,869,361	$215,699,247

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	8,642,572	8,918,340
Net asset value and redemption price per share	$16.65	$24.19

[1] Cost of Investments	$151,719,495	$164,982,259
[2] Cost of Foreign Currencies	$—	$1,057

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Period Ended February 28, 2014 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$1,465,025	$246
Dividend	410,915	1,601,234 (1)

	1,875,940	1,601,480

Expenses:
Investment advisory fees	557,799	950,899
Distribution fees	174,312	250,237
Fund accounting fees	58,568	46,027
Transfer agent fees and expenses	57,481	61,588
Fund administration fees	44,852	58,607
Custody fees	31,056	26,383
Federal and state registration fees	23,184	23,871
Audit and tax fees	16,550	15,023
Reports to shareholders	9,385	10,540
Chief Compliance Officer fees and expenses	7,229	8,688
Legal fees	6,402	7,000
Trustees’ fees and related expenses	2,628	2,628
Other expenses	4,357	4,307

Total expenses before waiver	993,803	1,465,798
Less waivers and reimbursements by Adviser (Note 4)	(296,476)	(64,450)

Net expenses	697,327	1,401,348

Net Investment Income	1,178,613	200,132

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(23,836)	4,678,826
Futures contracts closed	(176,000)	—
Foreign currency translation	(5,229)	(265)

	(205,065)	4,678,561

Net change in unrealized appreciation (depreciation) on:
Investments	4,106,428	22,637,756
Futures contracts	(19,695)	—
Foreign currency translation	4,610	38

	4,091,343	22,637,794
Net gain (loss) on investments, futures and foreign currency translation	3,886,278	27,316,355

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,064,891	$27,516,487

(1) Net of $37,845 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations:
Net investment income	$1,178,613	$1,637,070
Net realized loss on investments, futures and foreign currency	(205,065)	(336,086)
Net change in unrealized appreciation (depreciation)	4,091,343	(5,517,306)

Net increase (decrease) in net assets resulting from operations	5,064,891	(4,216,322)

Dividends and distributions to shareholders:
Net investment income	(1,652,287)	(1,602,927)
Net realized gains	—	(2,175,873)

Total dividends and distributions	(1,652,287)	(3,778,800)

Fund share transactions:
Shares sold	31,002,495	123,646,892
Shares issued to holders in reinvestment of dividends	1,577,128	3,609,666
Shares redeemed	(35,284,609)	(63,226,489)

Net increase (decrease)	(2,704,986)	64,030,069

Net increase in net assets	707,618	56,034,947

Net Assets:
Beginning of year	143,161,743	87,126,796

End of Year*	143,869,361	143,161,743

* Including accumulated net investment income of:	$(67,054)	$405,507

Change in shares outstanding:
Shares sold	1,885,161	7,289,587
Shares issued to holders in reinvestment of dividends	96,472	213,835
Shares redeemed	(2,141,991)	(3,769,272)

Net increase (decrease)	(160,358)	3,734,150

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations:
Net investment income	$200,132	$993,131
Net realized gain on investments and foreign currency translation	4,678,561	5,451,460
Net change in unrealized appreciation	22,637,794	16,314,393

Net increase in net assets resulting from operations	27,516,487	22,758,984

Dividends and distributions to shareholders:
Net investment income	(669,633)	(778,724)
Net realized gains	(5,744,453)	(739,404)

Total dividends and distributions	(6,414,086)	(1,518,128)

Fund share transactions:
Shares sold	42,372,874	113,938,066
Shares issued to holders in reinvestment of dividends	6,164,426	1,474,826
Shares redeemed	(39,976,169)	(40,846,009)

Net increase	8,561,131	74,566,883

Net increase in net assets	29,663,532	95,807,739

Net Assets:
Beginning of year	186,035,715	90,227,976

End of Year*	215,699,247	186,035,715

* Including accumulated net investment income of:	$(58,819)	$413,728

Change in shares outstanding:
Shares sold	1,806,681	5,636,618
Shares issued to holders in reinvestment of dividends	262,540	75,826
Shares redeemed	(1,707,374)	(1,992,547)

Net increase	361,847	3,719,897

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$16.26	$17.19	$16.61	$17.17	$16.62	$15.61

Income (loss) from investment operations:
Net investment income(1)	0.14	0.21	0.33	0.48	0.54	0.69
Net realized and unrealized gain (loss)	0.45	(0.64)	0.75	0.21	1.16	1.35

Total from investment operations	0.59	(0.43)	1.08	0.69	1.70	2.04

Less distributions paid:
Dividends from net investment income	(0.20)	(0.21)	(0.31)	(0.51)	(0.74)	(0.66)
Distributions from net realized gains	—	(0.29)	(0.19)	(0.74)	(0.41)	(0.40)

Total distributions paid	(0.20)	(0.50)	(0.50)	(1.25)	(1.15)	(1.06)

Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00 (2)	0.03

Net asset value, end of period	$16.65	$16.26	$17.19	$16.61	$17.17	$16.62

Total return(3)	3.65%	(2.58)%	6.70%	4.34%	10.79%	13.87%

Ratios/supplemental data
Net assets, end of period (000)	$143,869	$143,162	$87,127	$73,660	$70,589	$59,957
Ratio of expenses to average net assets before waiver and reimbursements(4)	1.43%	1.41%	1.48%	1.50%	1.49%	1.65%
Ratio of expenses to average net assets after waiver and reimbursements(4)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(4)	1.26%	0.84%	1.53%	2.43%	2.77%	3.76%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(4)	1.69%	1.25%	2.01%	2.92%	3.26%	4.41%
Portfolio turnover rate(3)	139.5%	233.8%	331.9%	327.1%	359.0%	403.0%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Period Ended August 31, 2009(1)
Net asset value, beginning of period	$21.74	$18.66	$17.66	$15.34	$14.84	$15.04

Income (loss) from investment operations:
Net investment income (loss)(2)	0.02	0.15	0.14	0.09	0.08	(0.00	)(3)
Net realized and unrealized gain (loss)	3.18	3.15	1.54	2.82	0.52	(0.20)

Total from investment operations	3.20	3.30	1.68	2.91	0.60	(0.20)

Less distributions paid:
Dividends from net investment income	(0.08)	(0.11)	(0.10)	(0.08)	(0.03)	—
Distributions from net realized gains	(0.67)	(0.11)	(0.58)	(0.51)	(0.07)	—

Total distributions paid	(0.75)	(0.22)	(0.68)	(0.59)	(0.10)	—

Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00 (3)	—

Net asset value, end of period	$24.19	$21.74	$18.66	$17.66	$15.34	$14.84

Total return(4)	14.85%	17.83%	9.92%	18.87%	4.02%	(1.33)%

Ratios/supplemental data
Net assets, end of period (000)	$215,699	$186,036	$90,228	$64,144	$45,416	$59,764
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.47%	1.54%	1.63%	1.70%	1.75%	16.85%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(5)	0.13%	0.56%	0.53%	0.17%	0.14%	(16.64)%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(5)	0.20%	0.70%	0.76%	0.47%	0.49%	(1.19)%
Portfolio turnover rate(4)	15.1%	39.0%	38.8%	65.3%	83.4%	0.7%

(1)	The Fund commenced operations on August 26, 2009.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal. The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2014:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities:
Asset Backed Securities	$—	$12,583,816	$—	$12,583,816
Corporate Bonds	—	25,046,769	—	25,046,769
Foreign Corporate Bonds	—	11,347,770	—	11,347,770
Foreign Government Agency Issues	—	2,606,354	—	2,606,354
Foreign Government Notes/Bonds	—	2,556,032	—	2,556,032
Mortgage Backed Securities	—	16,901,442	—	16,901,442
Municipal Bonds	—	3,084,395	—	3,084,395
U.S. Government Agency Issues	—	28,533,289	—	28,533,289
U.S. Government Note/Bond	—	14,735,677	—	14,735,677

Total Fixed Income Securities	—	117,395,544	—	117,395,544
Exchange-Traded Funds	28,119,503	—	—	28,119,503
Money Market Funds	—	8,101,044	—	8,101,044

Total Investments in Securities	$28,119,503	$125,496,588	$—	$153,616,091

Liabilities:
Futures Contracts*	$3,886	$—	$—	$3,886

*	Futures are derivative instruments reflected in the Schedule of Open Futures Contract. This amount represents net unrealized appreciation of $17,087 and unrealized depreciation of $13,201.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$163,110,038	$310,167	$—	$163,420,205
Exchange-Traded Funds	40,870,714	—	—	40,870,714
Preferred Stocks	1,556,236	—	—	1,556,236
Real Estate Investment Trusts	3,094,245	—	—	3,094,245

Total Equity	208,631,233	310,167	—	208,941,400
Money Market Funds	—	6,106,570	—	6,106,570

Total Investments in Securities	$208,631,233	$6,416,737	$—	$215,047,970

During the six months ended February 28, 2014, no securities were transferred into or out of Level 1 or 2 for a Fund.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds held no Level 3 securities during the six months ended February 28, 2014.

The Funds may use certain options, futures and forward contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2014.

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Assets—Unrealized appreciation*	$13,099	Assets—Unrealized depreciation*	$(13,201)
Foreign Exchange Contracts—Futures	Assets—Unrealized appreciation*	3,988	Assets—Unrealized depreciation*	—

Total		$17,087		$(13,201)

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2014:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(196,511)	$(196,511)
Foreign Exchange Contracts	20,511	20,511

Total	$(176,000)	$(176,000)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(7,366)	$(7,366)
Foreign Exchange Contracts	(12,329)	(12,329)

Total	$(19,695)	$(19,695)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) and governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Assets:

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Cash and Securities	Net Amount
Description
Futures Contracts	17,087	—	17,087	(13,201)	(3,886)	—

	17,087	—	17,087	(13,201)	(3,886)	—

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

Liabilities:

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
				Financial Instruments	Cash and Securities	Net Amount
Description
Futures Contracts	13,201	—	13,201	(13,201)	—	—

	13,201	—	13,201	(13,201)	—	—

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract,

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2014, the PMC Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $154,787. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$5,820,373
Short Futures	$6,411,986

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(d)	Options

The PMC Core Fixed Income Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

During the six months ended February 28, 2014 the Fund did not have any written or purchased option transactions.

(e)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

(f)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to the Funds’ net asset value per share.

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2012	$2,109,081	$380,135
Year Ended August 31, 2013	3,037,081	741,719

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2012	$1,178,891	$1,590,437
Year Ended August 31, 2013	876,395	641,733

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

As of August 31, 2013, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$164,859,062	$159,708,568

Gross tax unrealized appreciation	$1,387,889	$31,185,773
Gross tax unrealized depreciation	(3,719,501)	(4,118,645)

Net tax unrealized appreciation (depreciation)	$(2,331,612)	$27,067,128

Undistributed ordinary income	405,507	2,676,482
Undistributed long-term capital gain	—	2,416,151

Total distributable earnings	$405,507	$5,092,633
Other accumulated gain/(loss)	(558,229)	(48)

Total accumulated earnings/(loss)	$(2,484,334)	$32,159,713

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2013, the PMC Core Fixed Income Fund deferred, on a tax basis, post-October capital losses of $565,461.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2013, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$(544,330)	$12,873
Accumulated Net Realized Gain (Loss)	$221,320	$(391,499)
Paid-in Capital	$323,010	$378,626

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2013. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2013. At August 31, 2013, the fiscal years 2010 through 2013 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses at least through December 29, 2014 to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.00% for the Core Fixed Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	PMC Core Fixed Income Fund	PMC Diversified Equity Fund
August 31, 2014	$346,017	$184,569
August 31, 2015	390,413	179,973
August 31, 2016	534,706	201,976
February 28, 2017	296,476	64,450

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Fixed Income LLC

Schroder Investment Management North America Inc.

William Blair & Company, L.L.C.

Diversified Equity Fund

Delaware Investments Fund Advisers

Loomis, Sayles & Company, L.P.

Mellon Capital Management Corporation

Neuberger Berman Management LLC

William Blair & Company, L.L.C.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2014, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$174,312
Diversified Equity Fund	$250,237

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2014, and owed as of February 28, 2014 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$44,852	$11,626
PMC Diversified Equity Fund	$58,607	$9,603

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Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank), an affiliate of USBFS, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2014, and owed as of February 28, 2014 are as follows:

Fund Accounting	Incurred	Owed
PMC Core Fixed Income Fund	$58,568	$18,424
PMC Diversified Equity Fund	$46,027	$11,914

Transfer Agency	Incurred	Owed
PMC Core Fixed Income Fund	$57,481	$15,724
PMC Diversified Equity Fund	$61,588	$15,083

Custody	Incurred	Owed
PMC Core Fixed Income Fund	$31,056	$13,306
PMC Diversified Equity Fund	$26,383	$17,229

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2014, and owed as of February 28, 2014 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$7,229	$2,398
PMC Diversified Equity Fund	$8,688	$2,856

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2014 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$170,521,943	$—
Other	37,005,144	31,368,142

Sales
U.S. Government	$150,854,308	$—
Other	54,233,261	29,682,065

(8)	Line of Credit

At February 28, 2014, the Core Fixed Income Fund and Diversified Equity Fund each had a line of credit in the amount of $5,000,000, which both mature August 14, 2014. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, US Bank. During the six months ended February 28, 2014, the Core Fixed Income Fund borrowed on the line of credit on six days, with an average borrowing and interest rate on those days of $121,833 and 3.25%. Interest expense of $78

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2014 (Unaudited)

incurred during the six month period is included within other expenses on the Statement of Operations. The October 29, 2013 balance of $308,000 was the maximum amount of borrowings during the year for the Core Fixed Income Fund. During the six months ended February 28, 2014, the Diversified Equity Fund borrowed on the line of credit on four days, with an average borrowing and interest rate on those days of $397,500 and 3.25%. Interest expense of $23 incurred during the six month period is included within other expenses on the Statement of Operations. The January 9, 2014 balance of $1,068,000 was the maximum amount of borrowings during the six month period for the Diversified Equity Fund.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	13.64%
Diversified Equity Fund	82.81%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2013 was as follows:

Core Fixed Income Fund	13.91%
Diversified Equity Fund	81.64%

For the fiscal year ended August 31, 2013, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	47.22%
Diversified Equity Fund	11.14%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2013. Both Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The amounts designated as long-term capital gains were as follows:

Core Fixed Income Fund	$—
Diversified Equity Fund	$202,191

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, PhD 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present).	35	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	35	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 70	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	35	Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies); Manager, Ramius IDF fund complex (two closed-end investment companies).

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	35	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 24, 2013	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Secretary	Indefinite Term; Since November 15, 2005	Vice President, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 66	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–present).	N/A	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and

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procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	April 30, 2014

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	April 30, 2014

* Print the name and title of each signing officer under his or her signature.

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